Long-Term Bank Loan	6 Months Ended
Jun. 30, 2023
Long-Term Bank Loan [Abstract]
Long-term bank loan

8. Long-term bank loan

There was no long-term bank loan as of June 30, 2023.

Long-term bank borrowings as of December 31, 2022 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	5,000,000	724,932
Total					5,000,000	724,932

On November 3, 2022, the Company signed a loan agreement with Bank of Communications to obtain a two-year loan of RMB5 million ($724,932). The loan bears a floating interest rate of a benchmark rate (3.50%). Huada mortgages the property and land for guaranteed repayment of the loan. The principal shall be repaid on April 25, 2024. The balance was reclassified to short-term bank loan as of June 30, 2023.